Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,262,856)	$ (8,849,371)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Depreciation and amortization	362,993	165,018
(Recovery of) Provision for bad debt	(67,432)	100,299
Stock based compensation expense	2,147,763	3,586,431
Amortization of debt issue costs into interest expense	2,325	2,858
Amortization of debt discount into interest expense	308,984	395,470
Lease termination expense	9,000	0
Gain on settlement of accounts payable	(188,709)	(190,203)
Derivative expense pertaining to convertible notes payable	61,495	0
Change in fair value of derivative liability - embedded conversion feature of convertible Series A preferred stock issuance	(47,876)	2,089,744
Change in fair value of derivative liability - convertible notes payable	(149,398)	(28,244)
Changes in operating assets and liabilities:
Accounts receivable	(33,838)	(235,866)
Other receivables	42,045	0
Inventory	0	16,876
Prepaid and other current assets	(27,991)	(30,705)
Other assets	0	(34,875)
Accounts payable	205,922	(214,991)
Accrued expenses	(225,295)	(25,932)
Deferred revenues	85,004	2,309
Net Cash and Cash Equivalents Used In Operating Activities	(1,777,864)	(3,251,182)
CASH FLOWS FROM INVESTING ACTIVITIES:
Website development costs	(540,942)	(248,241)
Cash paid to purchase property and equipment	(5,645)	(6,900)
Net Cash and Cash Equivalents Used In Investing Activities	(546,587)	(255,141)
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal repayments toward note payable	0	(35,000)
Cash paid for debt issue costs	(10,970)	0
Proceeds from convertible notes payable	1,220,000	0
Cash paid for direct offering costs of Series A preferred stock	0	(6,713)
Net Cash and Cash Equivalents Provided By Financing Activities	1,209,030	3,319,287
Net (Decrease) Increase in Cash and Cash Equivalents	(1,115,421)	(187,036)
Cash and Cash Equivalents - Beginning of Period	1,604,587	1,791,623
Cash and Cash Equivalents - End of Period	489,166	1,604,587
SUPPLEMENTARY CASH FLOW INFORMATION:
Interest	0	0
Taxes	0	0
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt discount recorded on convertible notes payable	1,182,856	0
Derivative liability reclassified to Additional Paid in Capital upon conversion of Series A preferred stock	105,900	2,127,598
Common stock issued for prepaid services	35,100	610,400
Conversion of Convertible Notes Payable and accrued interest to common stock	100,541	0
Equipment acquired through issuance of Series D Preferred Stock in connection with acquisition - related party	0	500,000
Derivative liability arising from convertible Series A preferred stock	0	191,630
Derivative liability reclassified to Additional Paid in Capital upon conversion of Convertible Notes Payable	93,568	1,593
Warrants issued in connection with settlement of accounts payable	0	24,999
Conversion of Convertible Notes Payable to Series A preferred stock	0	800,000
Accrued interest on Convertible Notes Payable reclassified to Additional Paid in Capital	0	1,770
Cashless exercise of warrants	3	0
Series A Convertible Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of convertible preferred stock	0	3,361,000
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock into common stock	18	683
Series B Convertible Preferred Stock [Member]
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock into common stock	110	55
Series C Convertible Preferred Stock [Member]
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock into common stock	0	1
Series D Convertible Preferred Stock [Member]
SUPPLEMENTARY DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of preferred stock into common stock	$ 35	$ 0